INVESTMENTS - Share of Equity of Income (Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of Equity Method Investments [Line Items]
Equity in losses of unconsolidated entities	$ (13,499)	$ (3,107)	$ (546)
JGP Energy Partners LLC
Schedule of Equity Method Investments [Line Items]
Equity in losses of unconsolidated entities	0	0	(292)
Intermodal Finance I, Ltd.
Schedule of Equity Method Investments [Line Items]
Equity in losses of unconsolidated entities	470	115	(62)
Long Ridge Terminal LLC
Schedule of Equity Method Investments [Line Items]
Equity in losses of unconsolidated entities	(13,597)	(3,222)	(192)
GM-FTAI Holdco LLC
Schedule of Equity Method Investments [Line Items]
Equity in losses of unconsolidated entities	(205)	0	0
Clean Planet Energy USA LLC
Schedule of Equity Method Investments [Line Items]
Equity in losses of unconsolidated entities	$ (167)	$ 0	$ 0